Note 9 - Concentrations of Business Risk (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012 Foreign Exchange Forward [Member]
Note 9 - Concentrations of Business Risk (Details) [Line Items]
Accounts Receivable, Net	$ 116,556	$ 1,074,891
Forward Exchange Contract			$ 45,000,000